Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax [Abstract]
Income Tax
Note 9.	Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of the assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The differences that give rise to the net deferred tax (liability) / assets are as follows:

	December 31
	2011	2010
Net deferred tax (liabilities) / assets
Differences relating to land and housing inventory	$(22,123)	$16,332
Compensation deductible for tax purposes when paid	1,868	8,686
Differences related to derivative instruments	4,780	4,927
Loss carry-forwards	79,714	45,317
Other	268	(37)

Net deferred tax assets before valuation allowance	64,507	75,225
Cumulative valuation allowance	(92,280)	—

Net deferred tax (liabilities) / assets	$(27,773)	$75,225

During the year, the Company has recorded significant deferred tax assets. These deferred tax assets were generated primarily by inventory impairments in prior periods. In accordance with ASC Topic 740, the Company assessed whether a valuation allowance should be established based on its determination of whether it is more-likely-than-not that some portion of all of the deferred tax assets will not be realized.

The provision for income taxes for each of the fiscal years ended December 31, 2011 and 2010 is set forth below:

	December 31
	2011	2010
Current	$(22,240)	$(42,782)
Deferred	(103,085)	(15,633)

	$(125,325)	$(58,415)

A reconciliation of the Company’s effective tax rate from the federal statutory tax rate for the fiscal year ended December 31, 2011 and 2010 is as follows:

	December 31
	2011	2010
Statutory rate	26.5%	28.0%
Non-temporary differences	1.6	—
Return to provision	4.9	—
Risk difference from statutory rate	(7.4)	(0.6)
Change in tax rates on temporary differences	(0.2)	—
Change in valuation allowance	70.9	—
Other	—	3.2

Effective tax rate	96.3%	30.6%

The Company currently operates in four different states in the U.S. and therefore is subject to various state tax jurisdictions. The Company estimates its tax liability based upon the individual taxing authorities’ regulations, estimates of income by taxing jurisdiction and the Company’s ability to utilize certain tax-saving strategies. The Company also operates in Alberta and Ontario, Canada, and is therefore is subject to provincial tax jurisdictions as well as federal tax legislation. Based on the Company’s estimate of the allocation of income / loss, as the case may be, among the various taxing jurisdictions and changes in tax regulations and their impact on the Company’s tax strategies, the estimated effective tax rate for the Company is 96.3% and 30.6%, for fiscal years 2011 and 2010, respectively. The increase in the effective rate for 2011 is due in large part to the valuation allowance taken on its U.S. deferred tax assets.

In accordance with the provision of ASC Topic 740, the Company assesses, in each quarter and at each reporting period, its ability to realize its deferred tax assets. In determining the need for a valuation allowance, the Company considered the following significant factors: an assessment of recent years’ profitability and losses, the Company’s expectation of profits based on margins and volumes expected to be realized, the long period for 10 to 20 years or more in all significant operating jurisdictions before the expiry of net operating losses, noting further that a substantial portion of the deferred tax asset is composed of deductible temporary differences that are not subject to an expiry period until realized under tax law. The Company assesses the ability to realize its deferred tax assets by taxing jurisdiction and therefore includes both the Canadian jurisdiction as well as the U.S. jurisdiction. Canadian operations continue to be profitable in the Ontario and Alberta markets and as such, it is more-likely-than-not that the deferred tax assets related to the Canadian companies can be realized.

The Company has recorded significant deferred tax assets for its U.S. operations. These deferred assets were generated primarily by inventory impairments. The Company believes that the continued downturn in the housing market, the uncertainty as to its length and magnitude, are significant evidence of the need for a valuation allowance against its net deferred tax assets. The Company has therefore recorded a valuation allowance against its entire net deferred tax assets related to its U.S. operations.

The Company is allowed to carryforward tax losses for up to 20 years and apply such tax losses to future taxable income to realized federal deferred tax assets. As of December 31, 2011, the Company believes it will have approximately $80.0 million of tax loss carryforwards, resulting from losses that it recognized on its prior period tax returns. The Company will be able to reverse the previously recognized valuation allowances during any future period for which it reports book income before income taxes. The Company will continue to review its deferred tax assets in accordance with ASC Topic 740.